Finance Income and Costs - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance income and costs [line items]
Net foreign exchange loss	₺ 2,695,045	₺ 718,501	₺ 782,463
Borrowings [member]
Disclosure of finance income and costs [line items]
Net foreign exchange loss	2,378,910
Bonds [member]
Disclosure of finance income and costs [line items]
Net foreign exchange loss	₺ 1,335,308